Schedule of subsidiaries of the company (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Subsidiary One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity		IFSC Pte. Ltd. (“IFSC”)
Date of incorporation		Mar. 18, 2016
Percentage of direct or indirect interests		100.00%	100.00%
Place of incorporation		Singapore
Principal Activities		Sale of facilities management software
Subsidiary Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity		Gaussian Robotics Pte. Ltd.
Date of incorporation		May 18, 2017
Percentage of direct or indirect interests		100.00%	100.00%
Place of incorporation		Singapore
Principal Activities		Provision of trading and maintenance of robotic equipment
Subsidiary Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity		Simpple Pte. Ltd.
Date of incorporation		Oct. 13, 2020
Percentage of direct or indirect interests		100.00%	100.00%
Place of incorporation		Singapore
Principal Activities		Research and experimental development on environment and clean technologies
Subsidiary Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Name of entity	[1]	Simpple Australia Pty Ltd *
Date of incorporation	[1]	Sep. 06, 2023
Percentage of direct or indirect interests	[1]		100.00%
Place of incorporation	[1]	Australia
Principal Activities	[1]	Sale of facilities management software

[1]	On February 6, 2026, the Company, through its subsidiary IFSC Pte. Ltd., completed the sale of its entire interest in SIMPPLE Australia Pty Ltd. to two employees of that subsidiary for total consideration of AUD2. SIMPPLE Australia was deconsolidated on that date, and the Company retained no ownership interest. At the disposal date, SIMPPLE Australia had net liabilities of approximately S$1,337,069, including amounts due to a Group entity. The disposal resulted in a gain of S$1,315,264, included in “Other income” in the condensed consolidated statement of operations. The Company’s parent guarantee in respect of SIMPPLE Australia terminated upon completion.